Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2025
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001786958
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Aug. 01, 2025